Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500	Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of amounts reported in the financial statements to amounts reported on Form 5500 as of and for the years ended December 31, 2025 and 2024:

	2025	2024
Net assets available for benefits per the financial statements	$26,920,006,265	$23,297,625,577
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(34,479,454)	(67,414,793)
Net assets available for benefits per Form 5500	$26,885,526,811	$23,230,210,784
Net increase in net assets available for benefits per the financial statements	$3,622,380,688	$2,596,771,265
Prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	67,414,793	72,808,703
Current year adjustment from contract value to fair value for fully benefit-responsive investment contracts	(34,479,454)	(67,414,793)
Net increase in net assets per Form 5500	$3,655,316,027	$2,602,165,175